SHARE-BASED COMPENSATION: - Fair value of option grants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of option grants was estimated using the Black-Scholes option-pricing model
Risk-free interest rate, minimum	0.60%	0.24%	1.51%
Risk-free interest rate, maximum	1.37%	1.44%	2.53%
Expected price volatility, minimum	38.00%	34.00%	38.00%
Expected price volatility, maximum		43.00%	43.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Fair value of option grants was estimated using the Black-Scholes option-pricing model
Expected option term (in years)	5 years 7 months 9 days	4 years 3 months 7 days	4 years
Fair value of an ordinary share	$ 4.45	$ 1.30	$ 1.10
Maximum
Fair value of option grants was estimated using the Black-Scholes option-pricing model
Expected option term (in years)	6 years 1 month 9 days	4 years 7 months 9 days	4 years 7 months 9 days
Fair value of an ordinary share	$ 8.40	$ 3.21	$ 1.30